                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21920

                        Oppenheimer Transition 2010 Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: February 28

                      Date of reporting period: 05/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2010 Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                            Shares        Value
                                                          ---------   ------------
INVESTMENT COMPANIES--100.0%(1)
ALTERNATIVE INVESTMENT FUND--3.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     233,274   $    753,474
                                                                      ------------
FIXED INCOME FUNDS--28.2%
Oppenheimer Champion Income Fund, Cl. Y                     166,558        268,158
Oppenheimer Core Bond Fund, Cl. Y                           721,687      4,063,098
Oppenheimer International Bond Fund, Cl. Y                  133,287        807,720
Oppenheimer U.S. Government Trust, Cl. Y                     62,216        548,747
                                                                      ------------
                                                                         5,687,723
                                                                      ------------
GLOBAL EQUITY FUND--15.2%
Oppenheimer Global Fund, Cl. Y                               71,203      3,073,837
                                                                      ------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.60%(2)                                                  56,325         56,325
                                                                      ------------
U.S. EQUITY FUNDS--52.6%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)              50,405      1,697,130
Oppenheimer Main Street Fund, Cl. Y                          89,942      2,145,107
Oppenheimer Main Street Opportunity Fund, Cl. Y              47,040        440,758
Oppenheimer MidCap Fund, Cl. Y(3)                            83,610        936,424
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y              73,622      1,605,688
Oppenheimer Value Fund, Cl. Y                               229,856      3,811,005
                                                                      ------------
                                                                        10,636,112
                                                                      ------------
Total Investments, at Value (Cost $24,273,444)                100.0%    20,207,471
                                                                      ------------
Liabilities in Excess of Other Assets                          (0.0)        (6,423)
                                                                      ------------
Net Assets                                                    100.0%  $ 20,201,048

Footnotes to Statement of Investments


                      1 | Oppenheimer Transition 2010 Fund

Oppenheimer Transition 2010 Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES
                                                          FEBRUARY 28,     GROSS        GROSS        SHARES
                                                              2009       ADDITIONS   REDUCTIONS   MAY 31, 2009
                                                          ------------   ---------   ----------   ------------
Oppenheimer Capital Appreciation Fund, Cl. Y                  47,132         7,855       4,582       50,405
Oppenheimer Champion Income Fund, Cl. Y                      136,281        63,473      33,196      166,558
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y      210,348        52,258      29,332      233,274
Oppenheimer Core Bond Fund, Cl. Y                            654,577       133,170      66,060      721,687
Oppenheimer Global Fund, Cl. Y                                66,704        11,036       6,537       71,203
Oppenheimer Institutional Money Market Fund, Cl. E            59,209     3,354,747   3,357,631       56,325
Oppenheimer International Bond Fund, Cl. Y                   124,975        16,837       8,525      133,287
Oppenheimer Main Street Fund, Cl. Y                           84,287        13,884       8,229       89,942
Oppenheimer Main Street Opportunity Fund, Cl. Y               44,186         7,255       4,401       47,040
Oppenheimer MidCap Fund, Cl. Y                                77,606        14,102       8,098       83,610
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y               68,712        12,188       7,278       73,622
Oppenheimer U.S. Government Trust, Cl. Y                      58,299         7,562       3,645       62,216
Oppenheimer Value Fund, Cl. Y                                215,114        35,851      21,109      229,856

                                                                                   REALIZED
                                                            VALUE        INCOME      LOSS
                                                          -----------   -------   ----------
Oppenheimer Capital Appreciation Fund, Cl. Y              $ 1,697,130   $    --   $   95,966
Oppenheimer Champion Income Fund, Cl. Y                       268,158     6,123      209,701
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y       753,474        --      169,061
Oppenheimer Core Bond Fund, Cl. Y                           4,063,098    72,911      314,641
Oppenheimer Global Fund, Cl. Y                              3,073,837        --      233,343
Oppenheimer Institutional Money Market Fund, Cl. E             56,325       228           --
Oppenheimer International Bond Fund, Cl. Y                    807,720     8,343       10,324
Oppenheimer Main Street Fund, Cl. Y                         2,145,107        --      135,364
Oppenheimer Main Street Opportunity Fund, Cl. Y               440,758        --       27,780
Oppenheimer MidCap Fund, Cl. Y                                936,424        --       75,707
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y             1,605,688        --      129,370
Oppenheimer U.S. Government Trust, Cl. Y                      548,747     7,604        3,207
Oppenheimer Value Fund, Cl. Y                               3,811,005        --      249,119
                                                          -----------   -------   ----------
                                                          $20,207,471   $95,209   $1,653,583
                                                          ===========   =======   ==========

(2.) Rate shown is the 7-day yield as of May 31, 2009.

(3.) Non-income producing security.


                      2 | Oppenheimer Transition 2010 Fund

Oppenheimer Transition 2010 Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investment was determined based on the following inputs as of May 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES      INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $20,207,471          $--
Level 2--Other Significant Observable Inputs              --           --
Level 3--Significant Unobservable Inputs                  --           --
                                                 -----------          ---
   Total                                         $20,207,471          $--
                                                 ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern


                      3 | Oppenheimer Transition 2010 Fund

Oppenheimer Transition 2010 Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To


                      4 | Oppenheimer Transition 2010 Fund

Oppenheimer Transition 2010 Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When appplicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $28,113,872
                                 ===========
Gross unrealized appreciation    $    15,043
Gross unrealized depreciation     (7,921,444)
                                 -----------
Net unrealized depreciation      $(7,906,401)
                                 ===========


                      5 | Oppenheimer Transition 2010 Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2010 Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/13/2009